Condensed unaudited interim consolidated statements of shareholders' equity (deficiency) - USD ($)	Total	Additional Paid-In Capital	Accumulated other comprehensive income	Accumulated Deficit	Capital Stock
Balance, shares at Nov. 30, 2021					33,092,665
Balance, amount at Nov. 30, 2021	$ (8,155,218)	$ 44,626,436	$ 284,421	$ (102,241,705)	$ 49,175,630
Beneficial conversion feature related to Debentures (Note 5)	20,833	20,833	0	0	0
Net loss	(1,721,626)	0	0	(1,721,626)	0
Balance, amount at May. 31, 2022	(9,856,011)	44,647,269	284,421	(103,963,331)	$ 49,175,630
Balance, shares at May. 31, 2022					33,092,665
Balance, shares at Nov. 30, 2022					33,092,665
Balance, amount at Nov. 30, 2022	(10,576,735)	45,097,313	284,421	(105,134,099)	$ 49,175,630
Net loss	(409,859)	0	0	(409,859)	0
Balance, amount at May. 31, 2023	$ (10,986,594)	$ 45,097,313	$ 284,421	$ (105,543,958)	$ 49,175,630
Balance, shares at May. 31, 2023					33,092,665